Other information (Details) - USD ($) $ / shares in Units, $ in Millions	Feb. 28, 2018	Dec. 31, 2017
Restricted net assets [Abstract]
Restricted net assets		$ 566
Subsequent Event [Member]
Subsequent Events [Abstract]
Dividends declared (in dollars per share)	$ 0.31